Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

NOTE 16. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2011 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,247	$31,495	$31,478	$32,503	$126,723
Operating Income	5,808	6,165	6,235	(8,990)	9,218
Net Income	3,468	3,658	3,686	(6,628)	4,184
Net Income Attributable to AT&T	3,408	3,591	3,623	(6,678)	3,944
Basic Earnings Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Diluted Earnings Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Stock Price
High	$30.97	$31.94	$31.78	$30.30
Low	27.20	29.91	27.29	27.41
Close	30.61	31.41	28.52	30.24
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11), T-Mobile breakup fee (Note 2) and impairment of intangible assets (Note 6).

	2010 Calendar Quarter
	First[2]	Second[3]	Third[4]	Fourth[5]	Annual
Total Operating Revenues	$30,530	$30,808	$31,581	$31,361	$124,280
Operating Income	5,971	6,083	5,431	2,088	19,573
Income (Loss) from Discontinued Operations	2	(5)	780	2	779
Net Income	2,540	4,082	12,396	1,161	20,179
Income from Continuing Operations
Attributable to AT&T	2,451	4,008	11,539	1,087	19,085
Net Income Attributable to AT&T	2,453	4,003	12,319	1,089	19,864
Basic Earnings Per Share from Continuing
Operations Attributable to AT&T1	$0.42	$0.68	$1.95	$0.18	$3.23
Basic Earnings Per Share from Discontinued
Operations Attributable to AT&T1	0.00	0.00	0.13	0.00	0.13
Basic Earnings Per Share Attributable
to AT&T1	$0.42	$0.68	$2.08	$0.18	$3.36
Diluted Earnings Per Share from Continuing
Operations Attributable to AT&T1	$0.41	$0.67	$1.94	$0.18	$3.22
Diluted Earnings Per Share from Discontinued
Operations Attributable to AT&T1	0.00	0.00	0.13	0.00	0.13
Diluted Earnings Per Share Attributable
to AT&T1	$0.41	$0.67	$2.07	$0.18	$3.35
Stock Price
High	$28.73	$26.75	$29.15	$29.56
Low	24.61	23.78	23.88	27.49
Close	25.84	24.19	28.60	29.38
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
[3]	Includes a gain on our TI exchange (Note 7).
[4]	Includes an IRS tax settlement (Note 10).
[5]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11) and severance (Note 1).